Dividend Payable	12 Months Ended
Dec. 31, 2017
Dividend Payable [Abstract]
DIVIDEND PAYABLE

22. DIVIDEND PAYABLE

Feng Hui, the VIE of Adrie, declared dividends of RMB 43,000,000 (approximately $6,903,416) for the year ended December 31, 2015 to its shareholders on January 13, 2016, which were paid on March 10, 2016.

On August 29, 2016, the Company declared common shares dividend of $2,060,435 which represents 15% of the Company’s 2015 net income to the holders of record of the Company’s ordinary shares on September 8, 2016. On October 18, 2016, the Company paid common shares dividends by cash of $1,323,275 and ordinary shares totaled 2,013 shares with par value of $8.16 amounted $17,160. The remaining dividends of $720,000 for 8,000,000 escrow shares will be paid when these shares are vested.

On December 19, 2016, the Company announced a dividend of $0.148 per ordinary share which represents an amount equal to twenty-five percent (25%) of (i) the Company’s consolidated net income for the period beginning January 1, 2016 through September 30, 2016, the end of the Company’s third quarter, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company’s Series A preferred shares for such period. The dividend was paid on January 20, 2017 to holders of record of the Company’s Ordinary Shares on December 29, 2016. The dividend was paid by ordinary shares. No fractional shares were issued. All dividends were rounded up to the nearest whole number of Ordinary Shares when fractional shares occur. No cash payments were made for any fractional shares.

On December 31, 2016, the Company declared a dividend of $333,327 for convertible redeemable preferred shares, which was included in the balance of convertible redeemable preferred shares.

Accumulated unpaid dividends as of December 31, 2016 were $4,442,048, of which $3,388,721 dividends were paid subsequently.

On January 20, 2017, the company paid 519,156 common share dividends.

On March 21, 2017, the company announced a dividend of $0.036 per ordinary share which represents an amount equal to twenty-five percent (25%) of (i) the Company’s consolidated net income for the period beginning October 1, 2016 through December 31, 2016, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company’s Series A preferred shares for such period. On April 24, 2017, the Company has paid 129,872 common share dividends.

On May 26, 2017, the Company announced a dividend of $0.047 per ordinary share which represents an amount equal to twenty-five percent (25%) of (i) the Company’s consolidated net income for the period beginning January 1,2017 through March 31,2017, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company’s Series A preferred shares for such period. the dividend was paid on June 23, 2017 to holders of record of the Company’s ordinary share on June 5, 2017. On June 23, 2017, the Company has paid 210,925 common share dividends.

The computation of basic and diluted EPS shall be retroactively adjusted for all periods presented.

As of December 31, 2017, there were 23,758,817 ordinary shares issued and outstanding. Dividends payable on ordinary share as of December 31, 2017 were $480,000.